Employee Benefit Plans (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Employees Pension Plans and Company's Contributions (Textual) [Abstract]
Pension expense	$ 456	$ 557	$ 340
Prior service cost included in accumulated other comprehensive income	252
Net transition obligation included in accumulated other comprehensive income	252
Company's contribution	3,000
Amount expensed for the 401(k) plan	$ 111	$ 114
Employer matching contribution	100.00%
Employer matching contribution one	50.00%
Salary Deferral Percentage Slab One	1.00%
Salary Deferral Percentage Slab Two	5.00%
Fixed Income Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of targeted asset allocation	20.00%
Equity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of targeted asset allocation	80.00%